Basis of preparation and statement of compliance (Tables)	12 Months Ended
Dec. 31, 2023
Basis of preparation and statement of compliance
Schedule of subsidiaries

As of December 31, 2023, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its 100% owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

		Percent of
	Date of	Ownership
	incorporation	Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

The table below shows the contribution of the consolidated entities as of December 31, 2023, 2022 and 2021 in the consolidated financial statements:

December 31, 2023			Consolidation	Inventiva
(in thousands of euros)	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(107,231)	(197)	(2,999)	(110,426)
Total assets	70,304	13,301	(14,045)	69,561
Shareholders’ equity	(30,777)	876	(2,130)	(32,032)

December 31, 2022			Consolidation	Inventiva
(in thousands of euros)	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(55,173)	691	208	(54,274)
Total assets	112,289	8,676	(4,962)	116,004
Shareholders’ equity	44,369	1,111	(5)	45,476

December 31, 2021			Consolidation	Inventiva
(in thousands of euros)	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(50,113)	382	96	(49,635)
Total assets	121,768	4,232	(4,015)	121,985
Shareholders’ equity	88,552	404	(90)	88,866
●	Interests in associates and joint ventures

Schedule of exchange rates

Exchange rate (USD per EUR)	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Average exchange rate for the period	1.0813	1.0530	1.1827
Exchange rate at period end	1.1050	1.0666	1.1326